AST TEMPLETON GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 42.2%
Sovereign Bonds — 41.8%
Argentina — 0.7%
Argentina Bonar Bonds,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
55.469%(c)	04/03/22	ARS	5,730	$ 39,594
Argentina POM Politica Monetaria,
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
79.499%(c)	06/21/20	ARS	1,350	10,106
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	869,680
16.000%	10/17/23	ARS	97,317	474,646
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	389,461
Bonos de la Nacion Argentina con Ajuste por CER,
Bonds
4.000%	03/06/20	ARS	942	5,975
Bonos de la Nacion Argentina en Moneda Dua,
Unsec’d. Notes
4.500%	02/13/20		1,077	384,691
				2,174,153
Brazil — 11.6%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/21	BRL	3,930	999,107
10.000%	01/01/23	BRL	47,763	12,762,211
10.000%	01/01/25	BRL	37,849	10,424,185
10.000%	01/01/27	BRL	48,103	13,559,697
				37,745,200
Colombia — 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	10,423
7.750%	04/14/21	COP	245,000	73,310
9.850%	06/28/27	COP	59,000	21,559
Colombian TES,
Bonds
6.000%	04/28/28	COP	2,968,800	863,303
7.000%	05/04/22	COP	1,048,000	316,834
7.500%	08/26/26	COP	4,120,500	1,315,923
10.000%	07/24/24	COP	4,494,000	1,556,559
11.000%	07/24/20	COP	903,000	273,115
				4,431,026
Ghana — 1.5%
Ghana Treasury Note,
Notes
17.180%	01/06/20	GHS	50	9,280
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHS	220	39,780
16.500%	02/06/23	GHS	2,220	383,168
17.600%	11/28/22	GHS	100	17,776
18.250%	09/21/20	GHS	100	18,589
18.250%	07/25/22	GHS	23,550	4,259,883
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
Ghana (cont’d.)
18.500%	06/01/20	GHS	60	$ 11,206
19.750%	03/15/32	GHS	265	48,208
21.500%	03/09/20	GHS	80	15,127
24.750%	03/01/21	GHS	100	19,932
24.750%	07/19/21	GHS	130	26,154
Unsec’d. Notes
16.250%	05/17/21	GHS	820	146,881
				4,995,984
Indonesia — 8.1%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,194,404
8.375%	03/15/24	IDR	66,672,000	4,988,024
10.250%	07/15/22	IDR	14,584,000	1,119,737
12.800%	06/15/21	IDR	8,277,000	644,790
12.900%	06/15/22	IDR	909,000	74,029
Sr. Unsec’d. Notes, Series 056
8.375%	09/15/26	IDR	83,164,000	6,276,524
Sr. Unsec’d. Notes, Series 061
7.000%	05/15/22	IDR	121,498,000	8,674,075
Sr. Unsec’d. Notes, Series 071
9.000%	03/15/29	IDR	17,887,000	1,394,392
				26,365,975
Mexico — 9.5%
Mexican Bonos,
Bonds
6.500%	06/10/21	MXN	112,510	5,681,658
8.000%	06/11/20	MXN	98,130	5,009,931
Bonds, Series M
6.500%	06/09/22	MXN	130,030	6,554,279
Bonds, Series M 20
10.000%	12/05/24	MXN	19,580	1,134,616
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN	7,080	356,626
7.250%	12/09/21	MXN	167,820	8,597,990
8.000%	12/07/23	MXN	22,530	1,195,298
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	50,098	2,516,476
				31,046,874
South Korea — 4.3%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.850%	10/02/19	KRW	3,110,000	2,599,942
1.870%	11/09/19	KRW	1,940,000	1,622,652
2.050%	10/05/20	KRW	1,330,000	1,119,324
2.060%	12/02/19	KRW	7,988,000	6,686,048
2.140%	06/02/20	KRW	633,000	532,034
2.160%	02/02/20	KRW	325,000	272,444
Korea Treasury Bond,
Sr. Unsec’d. Notes
1.250%	12/10/19	KRW	950,000	794,176
A1

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (continued)
South Korea (cont’d.)
Sr. Unsec’d. Notes, Series 2006
1.750%	06/10/20	KRW	324,000	$ 271,726
				13,898,346
Thailand — 4.7%
Bank of Thailand Bond,
Sr. Unsec’d. Notes
1.340%	02/26/20	THB	889	29,052
1.570%	09/25/20	THB	1,268	41,511
1.770%	03/27/20	THB	57,203	1,873,117
1.820%	08/27/20	THB	2,404	78,856
1.950%	11/26/20	THB	400,867	13,181,154
				15,203,690

Total Sovereign Bonds (cost $161,033,308)				135,861,248
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes
1.250%	01/31/20		500	498,887
1.500%	08/31/21		342	340,998
1.500%	09/30/21		411	410,005

Total U.S. Treasury Obligations (cost $1,249,428)				1,249,890

Total Long-Term Investments (cost $162,282,736)				137,111,138

Shares
Short-Term Investments — 56.4%
Affiliated Mutual Fund — 3.9%
PGIM Institutional Money Market Fund (cost $12,631,783; includes $12,630,945 of cash collateral for securities on loan)(b)(w)	12,630,520	12,631,783

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligations(n) — 14.0%
Argentina — 0.6%
Argentina Treasury Bills
52.192%	10/29/20	ARS	5,929	39,466
65.464%	07/29/20	ARS	20,598	162,207
72.114%	05/28/20	ARS	192	1,612
87.597%	04/28/20	ARS	37,604	536,675
108.308%	03/30/20	ARS	86,453	1,163,770
				1,903,730
Brazil — 1.2%
Brazil Letras do Tesouro Nacional
5.543%	04/01/20	BRL	2,620	615,772
5.745%	04/01/21	BRL	1,240	277,072
5.753%	01/01/20	BRL	710	168,752
7.358%	07/01/20	BRL	4,400	1,022,443
8.480%	07/01/21	BRL	7,820	1,721,509
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Foreign Treasury Obligations(n) (continued)
Brazil (cont’d.)
				3,805,548
Japan — 11.7%
Japan Treasury Bills
0.000%	10/07/19	JPY	550,200	$ 5,088,625
0.000%	10/15/19	JPY	652,200	6,032,176
0.000%	12/09/19	JPY	809,000	7,485,065
0.000%	12/10/19	JPY	461,000	4,265,317
0.000%	12/16/19	JPY	1,166,400	10,792,438
0.000%	12/23/19	JPY	474,000	4,386,071
				38,049,692
Mexico — 0.5%
Mexico Cetes
11.136%	04/02/20	MXN	3,801	1,855,432
Thailand — 0.0%
Bank of Thailand Bills
1.492%	08/06/20	THB	1,653	53,413
1.590%	07/02/20	THB	382	12,360
1.600%	03/12/20	THB	338	10,983
				76,756

Total Foreign Treasury Obligations (cost $49,974,684)				45,691,158
U.S. Government Agency Obligation(n) — 18.2%
Federal Home Loan Bank
1.580%	10/01/19		59,195	59,195,000
(cost $59,195,000)
U.S. Treasury Obligations(n) — 20.3%
U.S. Treasury Bills
1.961%	12/05/19		7,015	6,992,389
1.981%	10/29/19(a)		13,120	13,100,943
2.010%	10/31/19		500	499,266
2.015%	01/30/20		443	440,350
2.129%	11/29/19		38,598	38,483,345
2.419%	10/10/19		6,400	6,397,172

Total U.S. Treasury Obligations (cost $65,890,013)				65,913,465

Total Short-Term Investments (cost $187,691,480)				183,431,406

TOTAL INVESTMENTS—98.6% (cost $349,974,216)				320,542,544

Other assets in excess of liabilities(z) — 1.4%				4,446,176

Net Assets — 100.0%				$ 324,988,720

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah

A2

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thai Baht
USD	US Dollar

LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,381,983; cash collateral of $12,630,945 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/08/19	Citibank, N.A.	AUD	114	$ 77,486	$ 77,069	$—	$ (417)
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	AUD	1,070	725,256	722,665	—	(2,591)
Expiring 10/15/19	Citibank, N.A.	AUD	1,146	777,908	773,715	—	(4,193)
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	AUD	4,194	2,842,048	2,831,996	—	(10,052)
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	AUD	10,930	7,408,868	7,383,204	—	(25,664)
Expiring 11/13/19	Citibank, N.A.	AUD	1,142	775,745	771,725	—	(4,020)
Expiring 11/13/19	JPMorgan Chase Bank, N.A.	AUD	1,070	725,883	723,455	—	(2,428)
Expiring 11/15/19	Citibank, N.A.	AUD	1,142	775,779	771,766	—	(4,013)
Expiring 11/15/19	JPMorgan Chase Bank, N.A.	AUD	6,247	4,236,826	4,222,665	—	(14,161)
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	AUD	205	139,064	138,600	—	(464)
Expiring 11/21/19	Citibank, N.A.	AUD	2,440	1,658,248	1,649,720	—	(8,528)
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	AUD	175	118,716	118,320	—	(396)
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	AUD	10,170	6,927,830	6,875,937	—	(51,893)
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	AUD	760	515,580	513,861	—	(1,719)
Expiring 12/03/19	Citibank, N.A.	AUD	114	77,601	77,204	—	(397)
Expiring 01/15/20	JPMorgan Chase Bank, N.A.	AUD	4,194	2,848,536	2,839,533	—	(9,003)
Euro,
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	EUR	6,836	7,617,918	7,457,526	—	(160,392)
Expiring 10/29/19	Citibank, N.A.	EUR	5,330	5,841,635	5,822,460	—	(19,175)
Expiring 11/04/19	Citibank, N.A.	EUR	744	815,943	813,261	—	(2,682)
Expiring 11/08/19	JPMorgan Chase Bank, N.A.	EUR	2,787	3,111,857	3,046,839	—	(65,018)
Expiring 11/13/19	JPMorgan Chase Bank, N.A.	EUR	3,734	4,170,347	4,083,106	—	(87,241)
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	EUR	329	367,663	359,956	—	(7,707)
Expiring 12/04/19	Bank of America, N.A.	EUR	8,793	9,636,486	9,630,241	—	(6,245)
Expiring 12/11/19	Deutsche Bank AG	EUR	13,408	14,851,036	14,694,219	—	(156,817)
Japanese Yen,
Expiring 10/21/19	HSBC Bank PLC	JPY	364,888	3,401,838	3,379,688	—	(22,150)
Expiring 10/21/19	HSBC Bank PLC	JPY	103,340	962,999	957,166	—	(5,833)
Expiring 10/21/19	JPMorgan Chase Bank, N.A.	JPY	294,998	2,747,873	2,732,349	—	(15,524)
Expiring 11/26/19	Citibank, N.A.	JPY	371,723	3,515,121	3,450,720	—	(64,401)
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	JPY	264,290	2,496,907	2,453,559	—	(43,348)
A3

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/05/19	JPMorgan Chase Bank, N.A.	JPY	131,741	$ 1,234,625	$ 1,223,880	$—	$ (10,745)
Expiring 12/06/19	HSBC Bank PLC	JPY	246,055	2,308,815	2,286,105	—	(22,710)
Expiring 12/06/19	HSBC Bank PLC	JPY	158,576	1,484,866	1,473,331	—	(11,535)
Expiring 12/06/19	JPMorgan Chase Bank, N.A.	JPY	137,049	1,284,688	1,273,322	—	(11,366)
Expiring 12/19/19	HSBC Bank PLC	JPY	486,490	4,540,156	4,526,164	—	(13,992)
Expiring 12/20/19	JPMorgan Chase Bank, N.A.	JPY	238,972	2,231,410	2,223,557	—	(7,853)
Expiring 02/26/20	Citibank, N.A.	JPY	392,167	3,733,862	3,665,750	—	(68,112)
Expiring 02/27/20	Citibank, N.A.	JPY	267,408	2,543,503	2,499,721	—	(43,782)
Expiring 02/27/20	JPMorgan Chase Bank, N.A.	JPY	264,295	2,513,817	2,470,628	—	(43,189)
Expiring 02/28/20	Citibank, N.A.	JPY	513,529	4,918,928	4,800,748	—	(118,180)
Expiring 03/06/20	HSBC Bank PLC	JPY	158,576	1,494,705	1,483,076	—	(11,629)
Expiring 03/06/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,421,131	1,408,551	—	(12,580)
Expiring 03/23/20	HSBC Bank PLC	JPY	364,888	3,436,828	3,416,107	—	(20,721)
Expiring 03/23/20	HSBC Bank PLC	JPY	340,383	3,200,794	3,186,690	—	(14,104)
Expiring 03/23/20	JPMorgan Chase Bank, N.A.	JPY	238,972	2,246,778	2,237,269	—	(9,509)
Expiring 03/23/20	JPMorgan Chase Bank, N.A.	JPY	238,457	2,242,922	2,232,451	—	(10,471)
Expiring 03/24/20	JPMorgan Chase Bank, N.A.	JPY	123,913	1,176,347	1,160,152	—	(16,195)
Expiring 06/08/20	HSBC Bank PLC	JPY	158,576	1,503,377	1,491,453	—	(11,924)
Expiring 06/08/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,429,494	1,416,507	—	(12,987)
Expiring 06/22/20	JPMorgan Chase Bank, N.A.	JPY	238,972	2,259,738	2,249,489	—	(10,249)
Expiring 06/24/20	BNP Paribas S.A.	JPY	603,905	5,768,004	5,685,365	—	(82,639)
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,113,250	3,040,866	—	(72,384)
Norwegian Krone,
Expiring 10/03/19	Deutsche Bank AG	NOK	6,414	708,025	705,059	—	(2,966)
Expiring 11/14/19	Deutsche Bank AG	NOK	12,709	1,427,652	1,397,971	—	(29,681)
Expiring 11/18/19	Deutsche Bank AG	NOK	5,244	587,520	576,855	—	(10,665)
Expiring 11/19/19	Deutsche Bank AG	NOK	21,208	2,356,952	2,332,910	—	(24,042)
Expiring 11/26/19	Deutsche Bank AG	NOK	15,722	1,754,407	1,729,549	—	(24,858)
Expiring 12/19/19	Deutsche Bank AG	NOK	21,208	2,357,673	2,334,096	—	(23,577)
Expiring 12/23/19	Deutsche Bank AG	NOK	12,841	1,435,013	1,413,343	—	(21,670)
Expiring 02/26/20	Deutsche Bank AG	NOK	15,722	1,755,670	1,730,966	—	(24,704)
Expiring 03/23/20	Deutsche Bank AG	NOK	12,841	1,436,185	1,413,846	—	(22,339)
Expiring 03/24/20	Deutsche Bank AG	NOK	9,658	1,074,054	1,063,429	—	(10,625)
Swedish Krona,
Expiring 10/03/19	Deutsche Bank AG	SEK	8,723	897,428	886,293	—	(11,135)
Expiring 10/29/19	Deutsche Bank AG	SEK	14,551	1,511,911	1,481,111	—	(30,800)
Expiring 11/19/19	Deutsche Bank AG	SEK	1,734	180,830	176,722	—	(4,108)
Expiring 11/26/19	Deutsche Bank AG	SEK	34,855	3,628,632	3,553,709	—	(74,923)
Expiring 11/29/19	Deutsche Bank AG	SEK	14,551	1,514,651	1,483,899	—	(30,752)
Expiring 11/29/19	Deutsche Bank AG	SEK	7,156	741,512	729,807	—	(11,705)
				$169,625,150	$167,833,272	—	(1,791,878)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/08/19	Citibank, N.A.	AUD	114	$ 81,499	$ 77,069	$ 4,430	$ —
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	AUD	1,070	768,108	722,665	45,443	—
Expiring 10/15/19	Citibank, N.A.	AUD	1,146	821,066	773,715	47,351	—
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	AUD	4,194	3,005,754	2,831,996	173,758	—
Expiring 10/23/19	JPMorgan Chase Bank, N.A.	AUD	10,930	7,891,810	7,383,204	508,606	—
Expiring 11/13/19	Citibank, N.A.	AUD	1,142	798,932	771,725	27,207	—
Expiring 11/13/19	JPMorgan Chase Bank, N.A.	AUD	1,070	750,004	723,455	26,549	—
A4

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/15/19	Citibank, N.A.	AUD	1,142	$ 799,731	$ 771,766	$ 27,965	$ —
Expiring 11/15/19	JPMorgan Chase Bank, N.A.	AUD	6,247	4,375,986	4,222,665	153,321	—
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	AUD	205	142,128	138,600	3,528	—
Expiring 11/21/19	Citibank, N.A.	AUD	2,440	1,687,382	1,649,720	37,662	—
Expiring 11/21/19	JPMorgan Chase Bank, N.A.	AUD	175	120,857	118,320	2,537	—
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	AUD	10,930	7,590,647	7,389,798	200,849	—
Expiring 12/03/19	Citibank, N.A.	AUD	114	79,461	77,204	2,257	—
Expiring 01/15/20	JPMorgan Chase Bank, N.A.	AUD	4,194	2,938,029	2,839,532	98,497	—
Euro,
Expiring 10/08/19	Deutsche Bank AG	EUR	1,860	2,118,076	2,028,551	89,525	—
Expiring 10/08/19	Goldman Sachs Bank USA	EUR	4,160	4,736,576	4,536,973	199,603	—
Expiring 10/11/19	HSBC Bank PLC	EUR	2,191	2,508,180	2,389,658	118,522	—
Expiring 10/11/19	JPMorgan Chase Bank, N.A.	EUR	6,836	7,829,592	7,457,526	372,066	—
Expiring 10/15/19	Deutsche Bank AG	EUR	2,053	2,349,497	2,239,768	109,729	—
Expiring 10/15/19	Deutsche Bank AG	EUR	2,053	2,343,134	2,239,768	103,366	—
Expiring 10/23/19	UBS AG	EUR	3,925	4,508,577	4,285,534	223,043	—
Expiring 10/29/19	Citibank, N.A.	EUR	5,330	6,033,607	5,822,460	211,147	—
Expiring 10/29/19	Goldman Sachs Bank USA	EUR	272	308,354	297,694	10,660	—
Expiring 10/30/19	Deutsche Bank AG	EUR	2,423	2,743,373	2,648,033	95,340	—
Expiring 10/31/19	HSBC Bank PLC	EUR	5,863	6,639,730	6,406,320	233,410	—
Expiring 11/04/19	Citibank, N.A.	EUR	744	842,545	813,261	29,284	—
Expiring 11/08/19	JPMorgan Chase Bank, N.A.	EUR	2,787	3,164,889	3,046,839	118,050	—
Expiring 11/13/19	JPMorgan Chase Bank, N.A.	EUR	3,734	4,210,404	4,083,106	127,298	—
Expiring 11/20/19	Bank of America, N.A.	EUR	4,903	5,564,348	5,364,459	199,889	—
Expiring 11/20/19	JPMorgan Chase Bank, N.A.	EUR	3,418	3,881,349	3,739,728	141,621	—
Expiring 11/21/19	UBS AG	EUR	3,925	4,447,980	4,294,228	153,752	—
Expiring 11/29/19	Deutsche Bank AG	EUR	2,424	2,741,481	2,654,286	87,195	—
Expiring 11/29/19	Goldman Sachs Bank USA	EUR	815	921,431	891,730	29,701	—
Expiring 12/04/19	Bank of America, N.A.	EUR	26,380	29,882,606	28,891,817	990,789	—
Expiring 12/09/19	Deutsche Bank AG	EUR	1,860	2,126,575	2,038,050	88,525	—
Expiring 12/11/19	Deutsche Bank AG	EUR	13,408	15,391,715	14,694,219	697,496	—
Expiring 12/18/19	Bank of America, N.A.	EUR	2,452	2,794,775	2,688,482	106,293	—
Expiring 12/18/19	Deutsche Bank AG	EUR	3,666	4,177,341	4,019,875	157,466	—
Expiring 02/03/20	JPMorgan Chase Bank, N.A.	EUR	3,035	3,430,278	3,339,862	90,416	—
Japanese Yen,
Expiring 10/21/19	HSBC Bank PLC	JPY	439,445	4,147,887	4,070,255	77,632	—
Expiring 10/21/19	HSBC Bank PLC	JPY	28,783	272,050	266,600	5,450	—
Expiring 10/21/19	JPMorgan Chase Bank, N.A.	JPY	294,998	2,778,420	2,732,349	46,071	—
Expiring 11/26/19	Citibank, N.A.	JPY	371,723	3,516,466	3,450,720	65,746	—
Expiring 11/27/19	JPMorgan Chase Bank, N.A.	JPY	264,290	2,456,670	2,453,559	3,111	—
Expiring 12/05/19	JPMorgan Chase Bank, N.A.	JPY	131,741	1,244,228	1,223,880	20,348	—
Expiring 12/06/19	HSBC Bank PLC	JPY	404,631	3,835,180	3,759,436	75,744	—
Expiring 12/06/19	JPMorgan Chase Bank, N.A.	JPY	137,049	1,294,435	1,273,322	21,113	—
Expiring 12/20/19	JPMorgan Chase Bank, N.A.	JPY	238,972	2,258,936	2,223,557	35,379	—
Expiring 02/26/20	Citibank, N.A.	JPY	205,667	1,930,382	1,922,456	7,926	—
Expiring 02/26/20	Citibank, N.A.	JPY	186,500	1,776,123	1,743,293	32,830	—
Expiring 02/27/20	Citibank, N.A.	JPY	267,408	2,510,026	2,499,721	10,305	—
Expiring 02/27/20	JPMorgan Chase Bank, N.A.	JPY	180,858	1,692,484	1,690,657	1,827	—
Expiring 02/28/20	Citibank, N.A.	JPY	271,575	2,539,781	2,538,831	950	—
Expiring 02/28/20	Citibank, N.A.	JPY	241,954	2,271,235	2,261,918	9,317	—
Expiring 03/06/20	HSBC Bank PLC	JPY	158,576	1,512,506	1,483,076	29,430	—
Expiring 03/06/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,431,577	1,408,551	23,026	—
Expiring 03/23/20	HSBC Bank PLC	JPY	705,271	6,733,122	6,602,797	130,325	—
Expiring 03/23/20	JPMorgan Chase Bank, N.A.	JPY	477,429	4,542,387	4,469,720	72,667	—
Expiring 03/24/20	JPMorgan Chase Bank, N.A.	JPY	123,913	1,179,005	1,160,152	18,853	—
A5

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/08/20	HSBC Bank PLC	JPY	158,576	$ 1,520,453	$ 1,491,453	$ 29,000	$ —
Expiring 06/08/20	JPMorgan Chase Bank, N.A.	JPY	150,607	1,439,128	1,416,507	22,621	—
Expiring 06/22/20	JPMorgan Chase Bank, N.A.	JPY	238,972	2,285,162	2,249,489	35,673	—
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,042,610	3,040,866	1,744	—
South Korean Won,
Expiring 11/21/19	Citibank, N.A.	KRW	1,296,000	1,071,251	1,085,000	—	(13,749)
Expiring 11/29/19	Deutsche Bank AG	KRW	11,797,000	9,980,541	9,878,580	101,961	—
Expiring 12/09/19	Goldman Sachs Bank USA	KRW	2,198,000	1,855,949	1,841,212	14,737	—
Expiring 03/20/20	Citibank, N.A.	KRW	1,245,000	1,057,639	1,046,661	10,978	—
Swedish Krona,
Expiring 10/03/19	Deutsche Bank AG	SEK	8,723	901,611	886,293	15,318	—
Expiring 10/29/19	Deutsche Bank AG	SEK	14,551	1,506,549	1,481,111	25,438	—
Expiring 11/19/19	Deutsche Bank AG	SEK	1,734	179,769	176,722	3,047	—
Expiring 11/26/19	Deutsche Bank AG	SEK	34,855	3,615,101	3,553,709	61,392	—
Expiring 11/29/19	Deutsche Bank AG	SEK	21,707	2,251,835	2,213,705	38,130	—
				$238,178,305	$230,999,819	7,192,235	(13,749)
						$7,192,235	$(1,805,627)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/15/19	Buy	SEK	24,264	EUR	2,276	$ —	$ (15,993)	Deutsche Bank AG
10/31/19	Buy	JPY	143,080	EUR	1,215	—	(1,071)	Citibank, N.A.
11/13/19	Buy	SEK	24,264	EUR	2,275	—	(16,025)	Deutsche Bank AG
11/21/19	Buy	JPY	518,340	AUD	7,211	—	(65,004)	JPMorgan Chase Bank, N.A.
11/22/19	Buy	JPY	322,945	EUR	2,737	2,113	—	HSBC Bank PLC
12/12/19	Buy	JPY	133,253	AUD	1,780	34,628	—	HSBC Bank PLC
12/12/19	Buy	JPY	233,107	AUD	3,110	63,194	—	JPMorgan Chase Bank, N.A.
12/12/19	Buy	JPY	381,457	AUD	5,080	109,641	—	HSBC Bank PLC
12/13/19	Buy	SEK	24,264	EUR	2,274	—	(15,787)	Deutsche Bank AG
12/30/19	Buy	JPY	143,136	EUR	1,215	—	(355)	Citibank, N.A.
01/14/20	Buy	JPY	329,337	AUD	4,490	30,270	—	JPMorgan Chase Bank, N.A.
02/13/20	Buy	SEK	24,264	EUR	2,273	—	(15,798)	Deutsche Bank AG
02/21/20	Buy	JPY	516,021	AUD	7,211	—	(64,710)	JPMorgan Chase Bank, N.A.
02/25/20	Buy	JPY	218,242	AUD	3,053	—	(29,093)	Citibank, N.A.
02/25/20	Buy	JPY	322,995	EUR	2,737	2,473	—	HSBC Bank PLC
03/06/20	Buy	JPY	728,315	AUD	10,170	—	(82,357)	Citibank, N.A.
03/12/20	Buy	JPY	302,980	AUD	4,060	81,993	—	JPMorgan Chase Bank, N.A.
03/13/20	Buy	JPY	130,113	AUD	1,750	30,885	—	HSBC Bank PLC
03/13/20	Buy	SEK	24,264	EUR	2,272	—	(15,786)	Deutsche Bank AG
03/25/20	Buy	JPY	323,596	EUR	2,737	7,470	—	HSBC Bank PLC
03/31/20	Buy	JPY	143,144	EUR	1,215	—	(1,061)	Citibank, N.A.
04/02/20	Buy	JPY	444,241	EUR	3,769	—	(2,363)	JPMorgan Chase Bank, N.A.
04/02/20	Buy	JPY	592,222	EUR	5,024	—	(2,604)	Citibank, N.A.
05/21/20	Buy	JPY	514,276	AUD	7,211	—	(64,284)	JPMorgan Chase Bank, N.A.
05/22/20	Buy	JPY	323,200	EUR	2,737	3,115	—	HSBC Bank PLC
06/12/20	Buy	JPY	128,882	AUD	1,740	30,525	—	JPMorgan Chase Bank, N.A.
06/12/20	Buy	JPY	131,975	AUD	1,780	32,459	—	HSBC Bank PLC
06/12/20	Buy	JPY	231,599	AUD	3,120	59,451	—	JPMorgan Chase Bank, N.A.
06/15/20	Buy	SEK	24,264	EUR	2,269	—	(15,889)	Deutsche Bank AG
06/30/20	Buy	JPY	143,120	EUR	1,215	—	(1,780)	Citibank, N.A.
A6

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2019 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
08/21/20	Buy	JPY	512,476	AUD	7,211	$ —	$ (63,830)	JPMorgan Chase Bank, N.A.
08/24/20	Buy	JPY	216,101	AUD	3,045	—	(29,337)	Citibank, N.A.
08/24/20	Buy	JPY	323,443	EUR	2,737	4,101	—	HSBC Bank PLC
09/30/20	Buy	JPY	143,168	EUR	1,215	—	(1,970)	Citibank, N.A.
						$492,318	$(505,097)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	$—	$(2,974,827)	$(2,974,827)
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	(837,560)	(837,560)
9,100	07/29/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	(1,803,454)	(1,803,454)
4,344	02/20/48	2.980%(S)	3 Month LIBOR(1)(Q)	—	(1,271,996)	(1,271,996)
4,344	02/22/48	3.002%(S)	3 Month LIBOR(1)(Q)	—	(1,294,570)	(1,294,570)
4,344	02/23/48	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,311,684)	(1,311,684)
				$—	$(9,494,091)	$(9,494,091)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7